Financial Instruments - Summary of Net Effect of Changes in Fair Value of Derivative Financial Instruments that did not Meet Hedging Criteria for Accounting Purposes (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ 412	$ 67	$ 169
Derivatives Not Designated For Hedge Accounting | Cross currency swaps
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ 185	$ 938	$ 141